WARRANT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value of Derivative Liabilities
$

Balance, April 30, 2017	742,583

Bonus warrants issuable pursuant to promissory notes (Note 5)	4,195
Change in fair value of warrant derivatives	(306,893)

Balance, July 31, 2017	439,885

$

Balance, April 30, 2015	1,128,841

Bonus warrants issuable pursuant to promissory notes (Note 5)	176,493
Change in fair value of warrant derivatives	(978,739)

Balance, April 30, 2016	326,595

Bonus warrants issuable pursuant to promissory notes (Note 5)	70,525
Reallocation on exercise of warrants	(108,784)
Change in fair value of warrant derivatives	454,247

Balance, April 30, 2017	742,583

Schedule of Weighted Average Assumptions of Derivative Liabilities
	July 31, 2017	April 30, 2017

Stock price (CAD$)	0.38	0.48
Exercise price (CAD$)	0.31	0.31
Risk-free interest rate (%)	0.73	1.15
Expected life (years)	1.45	1.70
Expected volatility (%)	51	61
Expected dividends ($)	Nil	Nil

	April 30, 2017	April 30, 2016

Stock price (CAD$)	0.48	0.23
Exercise price (CAD$)	0.31	0.27
Risk-free interest rate (%)	1.15	0.96
Expected life (years)	1.70	1.41
Expected volatility (%)	61	76
Expected dividends ($)	Nil	Nil